STOCKHOLDERS’ EQUITY (Details Narrative)																											1 Months Ended		2 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 01, 2025 shares	Sep. 25, 2025 USD ($)	Aug. 31, 2025 shares	Aug. 24, 2025 USD ($) shares	Aug. 18, 2025 USD ($) shares	Aug. 15, 2025 USD ($) $ / shares	Aug. 15, 2025 USD ($) $ / shares shares	Aug. 14, 2025 USD ($) $ / shares shares	Jul. 18, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 02, 2025 USD ($)	May 07, 2025 USD ($)	Mar. 05, 2025 USD ($) $ / shares shares	Mar. 03, 2025 USD ($) $ / shares shares	Feb. 05, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Jan. 05, 2025 USD ($) $ / shares shares	Aug. 07, 2024	Jul. 20, 2023 USD ($) $ / shares	Jul. 05, 2023 USD ($) $ / shares shares	Mar. 08, 2023 USD ($) shares	Nov. 03, 2022 USD ($)	Nov. 03, 2022 USD ($)	Jul. 13, 2022 USD ($) $ / shares shares	Apr. 03, 2020 $ / shares shares	Mar. 20, 2020 Integer $ / shares shares	Oct. 31, 2025 USD ($) $ / shares shares	May 31, 2019 $ / shares	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 23, 2025 USD ($) $ / shares shares	Oct. 12, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Aug. 14, 2025 AUD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 01, 2024 USD ($)	Jun. 11, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	May 04, 2024	Feb. 20, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Dec. 13, 2023 USD ($) $ / shares shares	Nov. 30, 2023 USD ($)	Jul. 05, 2023 AUD ($)
Class of Stock [Line Items]
Preferred stock, shares authorized | shares										1,500,005																			1,500,005			1,500,005			1,500,005	1,500,005
Preferred stock, par value | $ / shares										$ 0.01																			$ 0.01			$ 0.01			$ 0.01	$ 0.01
Shares issued | shares																																												263			29		23
Stock options granted | shares																																0			0	0
Gross proceeds																								$ 24,711								$ 3,314,458				$ 23,057
Deferred offering costs										$ 115,000																									115,000
Conversion price per share | $ / shares													$ 9				$ 9
Investor loan, value										54,850																			$ 69,650			69,650		$ 70,315	54,850	130,800					$ 57,639	$ 85,000			$ 71,629					$ 71,629
Accrued interest										4,365																			10,519			10,519			4,365	8,700
Conversion fees										0																			1,406			1,406			0	3,832
Debt instrument fair value										468,500			$ 437,500				$ 437,500												178,884			178,884			468,500	352,565
Loss on extinguishment debt conversion										91,169																			97,308			97,308			91,169	209,233
Debt conversion fair value										73,640																			255,720			255,720			73,640	263,798
Gain (loss) on extinguishment of debt																																158,411			(17,529)
Reclassified from premium liabilities to additional paid in capital																																114,399			10,229
Value of shares of common stock in exchange of loans																																438,064	99,891		176,375	773,548
Stock-based compensation																																3,024,605			4,621,230
Prepaid expenses, current portion										8,334,046																			8,143,532			8,143,532			8,334,046
Issuance of common stock for services, value																																	15,000		23,881,110
Shares issued per share | $ / shares														$ 6																														$ 48			$ 78		$ 360
Prepaid expenses, current portion										8,334,046																			7,098,703			7,098,703			8,334,046
Prepaid expenses, long-term portion										10,925,835																			9,136,572			$ 9,136,572			$ 10,925,835
Restricted stock units, value | $ / shares
Company recognized stock-based compensation										0																			0			$ 0	0		$ 0	$ 0
Unvested stock option expense										$ 0																			$ 0			$ 0			$ 0
Stockholders equity reverse stock split																		sixty thousand pre-split shares (1:60,000)
Subscription receivable value																																					$ 23,758
Common stock, par value | $ / shares										$ 0.001																			$ 0.001			$ 0.001			$ 0.001	$ 0.001
Subscription receivable																																												$ 11,975			$ 2,260	$ 8,822	$ 8,822
Number of shares issued, value																																$ 3,314,458				$ 23,057
Aggregate value										$ 11,612																			$ 12,807			12,807			$ 11,612	8
Deemed dividend																																			0	192,960
Loss on extinguishment debt conversion																																195,861	(11,319)		(871,032)	54,565
Conversion fees										$ 3,770
Debt instrument fair value																																			154,154
Gain on extinguishment time of conversion																																$ (158,411)			17,529
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares													51,000				51,000
Accounts payable for shares of common stock													$ 129,354				$ 129,354																		$ 129,354
Common stock issuable, shares | shares										7,750			7,750				7,750												518,687			518,687			7,750	0
Common stock related to warrant | shares														900,000
Trading price														$ 5,400,000
Warrants term																																														5 years
Warrants exercisable | shares
Issuance of common stock for exercise of warrants | shares																					0.0001
Warrants exercised | shares										11,611,782																			12,806,748			12,806,748			11,611,782	7,980
Series A Warrants [Member]
Class of Stock [Line Items]
Common stock issued during period | shares																																				105
Share price | $ / shares																																				$ 0.000001
Warrants exercise price | $ / shares																																				12,000,000,000
Alternate cashless warrant exercise price | $ / shares																																				$ 60
Percentage of exercise price and market price																																				70.00%
Warrants exercised | shares																																				0.000001
Warrants exercised | shares																																				105
Series A Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares																																				$ 12,000,000
Series B Warrants [Member]
Class of Stock [Line Items]
Shares issued | shares																					0.0001
Share issued value																					$ 100,000
Investor [Member]
Class of Stock [Line Items]
Investor loan, value								$ 78,249																														$ 120,000
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of common shares reserved for future issuance | shares										1																			234			234			1
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock units, value | $ / shares																												$ 497,240
Unrecognized restricted stock units expense																																$ 248,620			$ 248,620	$ 248,620
Restricted stock units not yet vested, shares										$ 248,620																			$ 248,620			$ 248,620			$ 248,620
Minimum [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares													$ 7				$ 7
Maximum [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares													$ 13				$ 13
Investor [Member]
Class of Stock [Line Items]
Investor loan, value									$ 82,500		$ 60,000	$ 90,000
Debt instrument loan bears interest rate									10.00%		10.00%	10.00%
Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of common stock for services, shares | shares																											510,937
Subsequent Event [Member] | Investor [Member]
Class of Stock [Line Items]
Investor loan, value									$ 82,500
Debt instrument loan bears interest rate									10.00%
Convertible Debt [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares																																194,966
Conversion price per share | $ / shares																													$ 1.75			$ 1.75		$ 12		$ 78
Investor loan, value																													$ 298,797			$ 298,797				$ 531,654
Accrued interest																													37,053			37,053		$ 9,371		28,829
Conversion fees																													$ 4,906			$ 4,906		$ 5,520		$ 3,832
Common stock issued during period | shares																																		8,826		7,433
Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input										413.55																			425			425			413.55	323.40
Convertible Debt [Member] | Minimum [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																7 days			3 days	3 days
Convertible Debt [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input										4.21																			3.98			3.98			4.21	5.45
Convertible Debt [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																8 months 12 days			11 months 12 days	3 months 10 days
Convertible Debt [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input										4.45																			4.20			4.20			4.45	5.47
Convertible Debt [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares																													194,966
Conversion price per share | $ / shares																											$ 1.09		$ 1.75			$ 1.75
Investor loan, value																											$ 43,000		$ 257,857			$ 257,857
Accrued interest																													36,430			36,430
Conversion fees																													4,906			4,906
Reclassified from premium liabilities to additional paid in capital																													114,400
Payments for fees																											$ 469
IPO [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares					1,000,000
Underwriting commissions					$ 686,000
Offering expense					686,000
Gross proceeds					4,000,000
Net proceeds from issuance of common stock					$ 3,300,000
Deferred offering costs																													$ 281,773			281,773
IPO [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares					1,000,000
Gross proceeds					$ 4,000,000
Net proceeds from issuance of common stock					3,340,000
Common Stock [Member]
Class of Stock [Line Items]
Gross proceeds					$ 4,000,000
Value of shares of common stock in exchange of loans																																$ 195	$ 3		$ 9	$ 8
Issuance of common stock for services, shares | shares																																	250		2,025,000
Issuance of common stock for services, value																																			$ 2,025
Shares issued per share | $ / shares																								$ 120,000
Common stock issued during period | shares					1,000,000																			0.24								1,000,000				315
Number of shares issued, value																																$ 1,000
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares																																194,966	3,237		8,826	7,432
Common stock related to warrant | shares																																			900
Issuance of common stock for exercise of warrants | shares																					0.0001
Common Stock [Member] | Consulting Investor Relations And Business Advisory Services [Member]
Class of Stock [Line Items]
Issuance of common stock for services, shares | shares																														2,025,000					2,025,000
Issuance of common stock for services, value																														$ 23,881,110					$ 23,881,110
Shares issued per share | $ / shares										$ 12																				$ 12					$ 12
Common Stock [Member] | Consulting Investor Relations And Business Advisory Services [Member] | Minimum [Member]
Class of Stock [Line Items]
Service term																														6 months					6 months
Shares issued per share | $ / shares										7																				$ 7					$ 7
Common Stock [Member] | Consulting Investor Relations And Business Advisory Services [Member] | Maximum [Member]
Class of Stock [Line Items]
Service term																																			3 years
Shares issued per share | $ / shares																														$ 15
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Gross proceeds					$ 4,000,000
Issuance of common stock for services, shares | shares																											4,336
Common stock issued during period | shares					1,000,000
Series B Warrants [Member]
Class of Stock [Line Items]
Offer from Series B warrants																					$ 250,000
Warrant [Member]
Class of Stock [Line Items]
Stock valuation price per share | $ / shares										$ 7,140																									$ 7,140
Warrants aggregate price																					$ 150,000
Warrant exercise price | $ / shares																																			$ 600
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Measurement input										0																									0
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input										4.59																									4.59
Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input										268																									268
Warrant [Member] | Affiliated Entity [Member]
Class of Stock [Line Items]
Warrants exercised | shares										250																									250
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																			3 years
Underwriting Agreement [Member]
Class of Stock [Line Items]
Underwriting commissions								535,000
Offering expense								$ 535,000
Underwriting Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares								$ 0.001
Underwriting Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares								1,000,000
Stock valuation price per share | $ / shares								$ 4.00
Stock options granted | shares								150,000
Underwriting Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares								1,000,000
Stock valuation price per share | $ / shares								$ 4.00
Stock options granted | shares								150,000
Underwriting Agreement [Member] | Representatives Warrants [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares								30,000
Stock valuation price per share | $ / shares								$ 4.00
Fair value adjustment of warrants								$ 86,000
Underwriting Agreement [Member] | Representatives Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares								30,000
Stock valuation price per share | $ / shares								$ 4.00
Underlying Financing Agreements [Member]
Class of Stock [Line Items]
Number of common shares reserved for future issuance | shares										117,720																			1,326,828			1,326,828			117,720
Three Month Consulting Agreement [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares							500,000
Conversion price per share | $ / shares						$ 2.73	$ 2.73
Monthly Fee							$ 100,000
Payments for fees							300,000
Value of shares of common stock in exchange of loans							$ 1,365,000
Stock-based compensation																																$ 682,500
Prepaid expenses, current portion																													$ 682,500			$ 682,500
Three Month Consulting Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock for services, shares | shares																																500,000
Three Month Consulting Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of common stock for services, shares | shares	500,000
Consulting Agreement [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares						$ 4.00	$ 4.00
Monthly Fee		$ 2,500																													$ 7,500
Value of shares of common stock in exchange of loans							$ 43,748
Stock-based compensation																																$ 43,748
Common stock issued during period | shares																															250
Common stock, par value | $ / shares																															$ 60
Number of shares issued, value																															$ 15,000
Prepaid stock-based compensation																																			$ 15,000
Stock-based compensation for service																																			51,333,000
Consulting Agreement [Member] | Officers, Employees, Directors and Consultants [Member]
Class of Stock [Line Items]
Common stock issued during period | shares														8,555,500
Common stock, par value | $ / shares														$ 6
Number of shares issued, value														$ 51,333,000
Consulting Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares			500,000
Monthly Fee						$ 100,000
Payments for fees						$ 300,000
Consulting Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock for services, shares | shares	10,937			10,937																												10,937
Issuance of common stock for services, value		$ 2,500		$ 43,748
Common Stock Purchase Agreement [Member] | Dutchess [Member]
Class of Stock [Line Items]
Agreement term																						36 months
Percentage of average daily trading volume																							200.00%
Aggregate value																						$ 250,000	$ 250,000
Beneficial ownership limitation, percentage																							9.99%
Common Stock Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Agreement term																			24 months
Drawdown description																			pursuant to a Drawdown Notice cannot exceed the lesser of (i) 200% of the average daily traded value of the Common Stock during the five (5) business days immediately preceding a Drawdown Notice or (ii) $200,000; provided that in no event may a Drawdown Notice be for less than $5,000, exceed 875 Shares or cause the Investor’s ownership to exceed 4.99% of the outstanding number of shares of Common Stock immediately prior to the issuance of such Shares. The actual amount of proceeds that the Company will receive in connection with each Drawdown Notice is determined under the Equity Line Agreement by multiplying the number of Shares to be sold by the applicable purchase price per share, which is equal to 85% of the lowest traded price of the Common Stock during the 7 business days immediately following the Clearing Date, less Clearing Costs (as each such term is defined in the Equity Line Agreement).
Common Stock Purchase Agreement [Member] | Maximum [Member] | Dutchess [Member]
Class of Stock [Line Items]
Number of shares issued, value																						$ 5,000,000
Common Stock Purchase Agreement [Member] | Maximum [Member] | Investor [Member]
Class of Stock [Line Items]
Sale of stock, value																			$ 5,000,000
Common stock, par value | $ / shares																			$ 0.001
Debt Exchange [Member]
Class of Stock [Line Items]
Debt instrument fair value										$ 375,000																									375,000
Loss on extinguishment debt conversion										300,605																									300,605
Loss on extinguishment debt conversion																																			339,146
Debt Exchange [Member] | Former Director [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares																$ 13
Value of shares of common stock in exchange of loans																$ 375,000
Common stock issued during period | shares																30,000
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares																30,000
Settlement of loans for shares of common stock																$ 74,395
Debt Exchange Agreement [Member] | Two Investors [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares															$ 10
Debt instrument fair value															$ 300,000
Loss on extinguishment debt conversion										$ 213,752																									213,752
Value of shares of common stock in exchange of loans															$ 300,000
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares															30,000
Outstanding loan including accrued interest															$ 86,248
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Equity purchase agreement description																									the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, 0.0001 units, each consisting of (i) 0.0001 shares of the Company’s common stock, or pre-funded warrants upon investor’s election due to the 4.99% blocker provision and (ii) 0.00003 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”).
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Share price | $ / shares																									$ 6,000,000
Warrants exercised | shares																									0.0002
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Class of Stock [Line Items]
Fair value adjustment of warrants																																			$ 141,084
Letter Agreement [Member]
Class of Stock [Line Items]
Investor loan, value																				$ 153,256																			$ 15,485	$ 25,000			$ 98,060								$ 230,000
Fair value adjustment of warrants																				$ 141,084
Share price | $ / shares																				$ 600
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares																				250
Maturity term																				3 years
Debt instrument loan bears interest rate																				10.00%
Letter Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Stock valuation price per share | $ / shares																				$ 7,140
Warrant exercise price | $ / shares																				$ 600
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																				3 years
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input																				4.59																															4.59
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input																				268																															268
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares										500,000																			500,000			500,000			500,000
Preferred stock, par value | $ / shares										$ 0.01																			$ 0.01			$ 0.01			$ 0.01
Preferred stock shares issued | shares										0																			0			0			0	0
Preferred stock shares outstanding | shares										0																			0			0			0	0
Shares issued | shares										0																			0			0			0	0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares										5																			5			5			5	5
Preferred stock, par value | $ / shares										$ 0.01																			$ 0.01			$ 0.01			$ 0.01	$ 0.01
Preferred stock shares issued | shares										1																			1			1			1	1
Preferred stock shares outstanding | shares										1																			1			1			1	1
Shares issued | shares										0																			0			0			0	0
Series B Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares																										$ 2,400,000,000
Warrants exercised | shares																									0.001	0.0001
Warrants term																										3 years
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercised | shares																										0.001
Warrants exercisable | shares																										38
Trading days | Integer																										10
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Holder [Member]
Class of Stock [Line Items]
Common stock issued during period | shares																										0.0001
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares																									0.001
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Share price | $ / shares																										$ 12,000,000,000
Warrants exercised | shares																										0.001
Warrants term																										3 years
Series A Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares																										0.0002
Series A Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Share price | $ / shares																										$ 12,000,000,000
Warrants term																										3 years
Warrant description																										the Series A Warrants contained a provision for a cashless conversion at the Holder’s option should the trading price of the Common Stock fall below $12,000,000,000, per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”). The Alternate Cashless Exercise price was $0.001 or the par value. See above “Shares issued for exercise of warrants” for discussion of deemed dividend related to alternate cashless exercise.